OPERATING SEGMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
OPERATING SEGMENTS
Number of reportable segments | segment	1
Pre-tax impairment expense	$ 43,945	$ 5,583	$ 10,203
Cooper Basin
OPERATING SEGMENTS
Pre-tax impairment expense	$ 700	$ 200	$ 6,700